FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Sep. 30, 2017
Available-For-Sale Securities Recorded in Long-Term Investments Included Redeemable Preferred Shares, Call Option and Contingent Consideration Payable Measured and Recorded At Fair Value Recurring Basis

As of September 30, 2016 and 2017, available-for-sale securities recorded in long-term investments included redeemable preferred shares. Available-for-sale securities recorded in short-term investments included certain financial products with early redemption options and no specified maturity dates. Long-term investments include a contingent consideration due to some pre-agreed conditions. Refer to Note 11. Those investments and the contingent consideration payable were measured and recorded at fair value on a recurring basis in periods subsequent to their initial recognition and are as follows:

	Year ended September 30, 2016
	Fair value at	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	September 30, 2016	(Level 1)	(Level 2)	(Level 3)
Fair value measured
Cash and cash equivalents	53,677	53,677	—	—
Short-term investments:
Available-for-sale securities	150	—	150	—
Long-term investments:
Available-for-sale securities	637	—	637	—

Total assets measured at fair value	54,464	53,677	787	—

	Year ended September 30, 2017
	Fair value at	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	September 30, 2017	(Level 1)	(Level 2)	(Level 3)
Fair value measured
Cash and cash equivalents	60,526	60,526	—	—
Long-term investments:
Available-for-sale securities	4,297	—	4,297	—

Total assets measured at fair value	64,823	60,526	4,297	—

Contingent consideration payable (Note 11)	3,231	—	—	3,231

Total Liabilities measured at fair value	3,231	—	—	3,231